Categories of Loan (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Commercial loans	$ 84,772		$ 81,327			$ 74,514
Commercial real estate	206,795		198,936			191,686
Residential real estate	76,476		75,853			76,154
Installment loans	11,470		12,473			14,367
Total gross loans	379,513		368,589			356,721
Less allowance for loan losses	(2,080)	$ (2,125)	(2,122)	$ (2,292)	$ (2,333)	(2,341)	$ (2,437)
Total loans	$ 377,433		$ 366,467			$ 354,380